Accrued Expenses and Other Payables	12 Months Ended
Mar. 31, 2023
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables

Note 9 — Accrued expenses and other payables

Accrued expenses and other payables consisted of the following:

	As of March 31
	2022	2023
	HKD	HKD	US$
Accrued employee compensation and benefits	$15,850	$17,813	$2,269
Accrued professional fees	43,069	83,829	10,679
Customer advance payable to third party vendors or government agencies	23,461	13,255	1,689
Refundable customer deposits	80,526	137,678	17,539
Others	-	44,910	5,721
Total	$162,906	$297,485	$37,897

Refundable customer deposits represent retainers received from our clients and are refundable to our clients if our clients request cancellations of our engagements prior to the commencement of our services.